Accounts Receivable (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade And Other Receivables [Abstract]
Trade receivables	$ 392,865	$ 392,759
GST/VAT receivables	3,711	3,611
Other receivables	5,774	454
Total	$ 402,350	$ 396,824